CITIGROUP [LOGO]





March 2, 2004


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Managed Municipal Fund, Inc..
         File Nos. 33-32819; 811-6023
         CIK: 0000859031

Ladies and Gentlemen:

On behalf of Managed Municipal Fund, Inc., a corporation organized under the laws of the state of Maryland, and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus dated March 1, 2003, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on February 27, 2004, accession number 0001275125-04-000037.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6611.

Sincerely,

/s/ Dana A. Lukens

Dana A. Lukens
Forum Administrative Services, LLC


FORUM  FINANCIAL  GROUP,  LLC  TWO  PORTLAND  SQUARE  PORTLAND,   ME  04101  TEL
207-879-1900 FAX 207-879-6050